UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08594
Investment Company Act File Number
Special Equities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Special Equities Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 1.8%
Aerovironment, Inc.(1)	41,740	$1,459,648

		$1,459,648

Auto Components — 2.9%
Lear Corp.	22,740	$1,111,304
Tenneco, Inc.(1)	30,390	1,290,055

		$2,401,359

Building Products — 1.9%
A.O. Smith Corp.	4,980	$220,813
Armstrong World Industries, Inc.	28,740	1,329,800

		$1,550,613

Capital Markets — 3.3%
Affiliated Managers Group, Inc.(1)	12,120	$1,325,564
Lazard, Ltd., Class A	32,280	1,342,203

		$2,667,767

Chemicals — 3.9%
CF Industries Holdings, Inc.	9,260	$1,266,675
Ecolab, Inc.	24,550	1,252,541
FMC Corp.	7,820	664,153

		$3,183,369

Commercial Banks — 4.4%
CIT Group, Inc.(1)	28,740	$1,222,887
Huntington Bancshares, Inc.	180,240	1,196,793
KeyCorp	130,970	1,163,014

		$3,582,694

Communications Equipment — 4.6%
Brocade Communications Systems, Inc.(1)	214,320	$1,318,068
Harris Corp.	27,200	1,349,120
Sycamore Networks, Inc.	45,920	1,121,826

		$3,789,014

Construction & Engineering — 1.6%
Quanta Services, Inc.(1)	58,050	$1,302,062

		$1,302,062

Electrical Equipment — 1.5%
AMETEK, Inc.	28,510	$1,250,734

		$1,250,734

Electronic Equipment, Instruments & Components — 7.1%
FLIR Systems, Inc.	39,430	$1,364,672
Itron, Inc.(1)	22,680	1,280,059
National Instruments Corp.	53,610	1,756,800
Trimble Navigation, Ltd.(1)	27,380	1,383,785

		$5,785,316

Energy Equipment & Services — 1.6%
Tidewater, Inc.	22,680	$1,357,398

		$1,357,398

Food Products — 4.2%
Bunge, Ltd.	17,930	$1,296,877
Corn Products International, Inc.	26,100	1,352,502

Security	Shares	Value
Mead Johnson Nutrition Co., Class A	13,012	$753,785

		$3,403,164

Health Care Providers & Services — 6.1%
Catalyst Health Solutions, Inc.(1)	21,764	$1,217,260
MEDNAX, Inc.(1)	18,580	1,237,614
Owens & Minor, Inc.	40,100	1,302,448
VCA Antech, Inc.(1)	50,500	1,271,590

		$5,028,912

Hotels, Restaurants & Leisure — 2.9%
Six Flags Entertainment Corp.	16,640	$1,198,080
WMS Industries, Inc.(1)	32,590	1,152,056

		$2,350,136

Household Durables — 1.8%
Tempur-Pedic International, Inc.(1)	28,500	$1,443,810

		$1,443,810

Household Products — 1.7%
Church & Dwight Co., Inc.	17,594	$1,395,908

		$1,395,908

Internet Software & Services — 2.3%
SAVVIS, Inc.(1)	18,410	$682,827
VeriSign, Inc.	34,280	1,241,279

		$1,924,106

IT Services — 3.4%
Euronet Worldwide, Inc.(1)	67,970	$1,313,860
Teradata Corp.(1)	28,940	1,467,258

		$2,781,118

Life Sciences Tools & Services — 2.0%
Bruker Corp.(1)	78,610	$1,639,018

		$1,639,018

Machinery — 1.6%
AGCO Corp.(1)	24,400	$1,341,268

		$1,341,268

Media — 1.6%
John Wiley & Sons, Inc., Class A	26,240	$1,334,042

		$1,334,042

Metals & Mining — 3.4%
Allegheny Technologies, Inc.	19,200	$1,300,224
IAMGOLD Corp.	65,930	1,451,779

		$2,752,003

Multiline Retail — 1.9%
Big Lots, Inc.(1)	36,460	$1,583,458

		$1,583,458

Oil, Gas & Consumable Fuels — 11.6%
Brigham Exploration Co.(1)	42,680	$1,586,843
Cabot Oil & Gas Corp.	31,560	1,671,733
International Coal Group, Inc.(1)	115,090	1,300,517
PetroBakken Energy, Ltd., Class A	66,960	1,268,062
Pioneer Natural Resources Co.	12,210	1,244,443
Rosetta Resources, Inc.(1)	26,080	1,239,843
SM Energy Co.	16,170	1,199,652

		$9,511,093

Security	Shares	Value
Pharmaceuticals — 3.5%
Perrigo Co.	20,170	$1,603,918
Warner Chilcott PLC, Class A	54,370	1,265,734

		$2,869,652

Professional Services — 3.0%
Nielsen Holdings NV(1)	47,600	$1,299,956
Robert Half International, Inc.	36,830	1,126,998

		$2,426,954

Real Estate Investment Trusts (REITs) — 0.8%
Essex Property Trust, Inc.	5,150	$638,600

		$638,600

Road & Rail — 1.6%
Genesee & Wyoming, Inc., Class A(1)	22,750	$1,324,050

		$1,324,050

Semiconductors & Semiconductor Equipment — 5.0%
Cirrus Logic, Inc.(1)	28,370	$596,621
Cypress Semiconductor Corp.(1)	74,950	1,452,531
NXP Semiconductors NV(1)	25,860	775,800
Veeco Instruments, Inc.(1)	24,260	1,233,378

		$4,058,330

Software — 3.0%
Parametric Technology Corp.(1)	52,130	$1,172,404
Synopsys, Inc.(1)	45,450	1,256,692

		$2,429,096

Specialty Retail — 1.6%
Advance Auto Parts, Inc.	19,960	$1,309,775

		$1,309,775

Thrifts & Mortgage Finance — 1.0%
BankUnited, Inc.	27,480	$788,951

		$788,951

Total Common Stocks (identified cost $60,847,671)		$80,663,418

Short-Term Investments — 2.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$1,924	$1,923,652

Total Short-Term Investments (identified cost $1,923,652)		$1,923,652

Total Investments — 101.0% (identified cost $62,771,323)		$82,587,070

Other Assets, Less Liabilities — (1.0)%		$(803,823)

Net Assets — 100.0%		$81,783,247

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $1,547.

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,868,723

Gross unrealized appreciation	$20,573,224
Gross unrealized depreciation	(854,877)

Net unrealized appreciation	$19,718,347

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$80,663,418	$—	$—	$80,663,418
Short-Term Investments	—	1,923,652	—	1,923,652

Total Investments	$80,663,418	$1,923,652	$—	$82,587,070

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/ Nancy B. Tooke Nancy B. Tooke
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy B. Tooke Nancy B. Tooke
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011